SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid expenses and deposits	$ 129,600	$ 304,127
Prepaid expenses, other		2,569
Prepaid expenses, production deposit		188,385
Prepaid expenses, rent deposit		15,125
Other current assets		29,386
Prepaid expenses and other current assets	$ 129,600	$ 539,592